Other information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Financial Information Disclosure [Abstract]
Interest paid	$ 232.0	$ 149.5	$ 156.2
Interest received	6.1	3.1	5.0
Undrawn credit facility fee paid	21.4	1.9	0.8
Income taxes (recovery)/paid	(14.5)	25.7	16.8
Non-cash financing and investing transactions:
APR Energy loans settled in shares	0.0	0.0	8.3
Asset retirement obligations liabilities incurred	0.0	0.0	5.3
Asset retirement obligations provision re-assessment	0.0	0.0	2.9
Cancellation of common shares issued on acquisition	0.0	0.0	12.5
Change in right-of-use assets and operating lease liabilities	127.2	9.6	1.2
Commencement of sales-type lease	0.0	343.9	57.0
Common shares issued on acquisition (note 3)	0.0	0.0	316.8
Contingent consideration asset related to APR Energy acquisition	0.0	0.0	95.2
Dividend reinvestment	0.0	0.0	0.3
Holdback Shares reserved on APR Energy acquisition	0.0	0.0	70.6
Interest capitalized on vessels under construction	2.8	4.0	0.0
Net assets acquired on acquisition	0.0	0.0	287.7
Purchase price adjustment related to APR Energy acquisition	0.0	0.0	4.5
Prepayments transferred to vessels upon vessel delivery	0.0	12.7	46.8
Reclassification on lease modification	0.0	0.0	377.4
Non-Cash Financing And Investing Transactions	130.0	370.2	1,286.5
Changes in operating assets and liabilities
Accounts receivable	(61.6)	35.2	(17.1)
Inventories	(3.6)	0.2	(5.9)
Prepaids expenses and other, and other assets	29.1	(54.1)	(10.3)
Net investment in lease	20.5	14.9	13.3
Accounts payable and accrued liabilities	17.7	16.6	(16.4)
Settlement of decommissioning provisions	(36.9)	(6.0)	(5.9)
Deferred revenue	13.7	18.1	8.4
Income tax payable	(14.5)	(13.5)	3.9
Major maintenance	(47.5)	(38.7)	(54.6)
Other liabilities	0.0	18.9	(8.6)
Operating lease liabilities	(89.8)	(122.6)	(114.7)
Finance lease liabilities	(7.9)	0.0	0.0
Derivative instruments	7.4	26.5	22.5
Contingent consideration asset	3.2	6.1	18.7
Changes In Operating Assets And Liabilities	$ (170.2)	$ (98.4)	$ (166.7)